NONCONTROLLING INTEREST (Details Narrative) - USD ($)		12 Months Ended
	Jun. 22, 2006	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	May 18, 2010
Common shares issued		104,524,189	89,504,000
Gain on dissolution of subsidiary		$ 223,953	$ 0	$ 0
October 1, 2017 [Member] | AlphaRx International Holdings Limited [Member]
Stock Issued And Outstanding During Period, Shares, Period Increase (Decrease)	10,000
Percentage of controlling interest	85.00%
Gain on dissolution of subsidiary		$ 223,953
New Super Limited [Member]
Common shares issued	1,500				625
Common Stock, value	$ 1,288,826				$ 173,292